Loans (Composition of Loan Portfolio by Loan Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	$ 140,982	$ 142,675
Net deferred loan fees	320	273
Allowance for loan losses	1,750	1,518
Total loans, net	138,912	140,884
Residential [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	66,540	66,599
Commercial loans Secured by real estate [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	54,673	54,202
Commercial - non real estate [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	8,102	7,002
Commercial loans [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	62,775	61,204
Consumer - Real Estate [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	10,409	13,395
Consumer - Other [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	1,259	1,477
Consumer Loans [Member]
Composition Of Loan Portfolio [Line Items]
Loans and leases receivables, gross	$ 11,668	$ 14,872